Fair value gains on embedded derivatives - Schedule of Embedded Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Embedded derivatives [Abstract]
Fair value gains on embedded derivatives	$ 15,615,000	$ 5,771,000	$ 0
Total	$ 15,615,000	$ 5,771,000	$ 0